Borrowings (Contractual Maturities of Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Borrowings [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 19,253
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Two	4,741
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	3,930
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Four	2,951
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	899
Federal Home Loan Bank, Advances, Maturities Summary, Due after Year Five	227
Long-term Federal Home Loan Bank Advances, Total	$ 32,001	$ 41,126